Long-term debt	12 Months Ended
Dec. 31, 2016
Long-term debt
25 Long-term debt
end of	2016	2015
Long-term debt (CHF million)
Senior	168,601	157,986
Subordinated	22,955	24,796
Non-recourse liabilities from consolidated VIEs	1,759	14,826
Long-term debt	193,315	197,608
of which reported at fair value	72,868	80,931
of which structured notes	59,544	54,848
Structured notes by product
end of	2016	2015
Structured notes (CHF million)
Equity	35,980	35,594
Fixed income	16,395	11,534
Credit	5,713	5,261
Other	1,456	2,459
Total structured notes	59,544	54,848
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded >>>derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which >>>fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2017			2018			2019			2020			2021			Thereafter	Total
Group parent company (CHF million)
Subordinated debt
Fixed rate			0			290			0			0			0			4,788	5,078
Interest rates (range in %) [1]			–			6.0			–			–			–	6.3	–	7.5	–
Subtotal – Group parent company			0			290			0			0			0			4,788	5,078
Subsidiaries (CHF million)
Senior debt
Fixed rate			12,661			11,329			15,679			9,373			7,696			33,840	90,578
Variable rate			19,168			13,343			7,234			5,648			7,055			25,575	78,023
Interest rates (range in %) [1]	0.0	–	14.6	0.0	–	14.2	0.0	–	13.6	0.1	–	14.3	0.1	–	4.0	0.1	–	8.2	–
Subordinated debt
Fixed rate			163			10,240			0			1,933			19			5,269	17,624
Variable rate			51			0			202			0			0			0	253
Interest rates (range in %) [1]	1.6	–	7.0	4.9	–	13.3			0.8	3.4	–	7.0			0.0	5.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			421			255			357			1			30			0	1,064
Variable rate			5			25			0			0			0			665	695
Interest rates (range in %) [1]	3.0	–	4.0	2.8	–	3.3			3.0			0.0	3.3	–	9.3	0.9	–	10.5	–
Subtotal – Subsidiaries			32,469			35,192			23,472			16,955			14,800			65,349	188,237
Total long-term debt			32,469			35,482			23,472			16,955			14,800			70,137	193,315
of which structured notes			11,116			9,713			5,278			4,964			4,601			23,872	59,544
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
> Refer to “Note 41 – Subsidiary guarantee information” for further information on subsidiary guarantees.
The Group maintains a euro medium-term note program that allows the Bank to issue senior debt securities and that allows Credit Suisse Group AG and certain finance subsidiaries (guaranteed by Credit Suisse Group AG) to issue securities, which contain certain features that are designed to allow for statutory bail-in by the >>>Swiss Financial Market Supervisory Authority FINMA (FINMA) under Swiss banking laws and regulations.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
24 Long-term debt
end of	2016	2015
Long-term debt (CHF million)
Senior	163,521	153,372
Subordinated	22,045	23,896
Non-recourse liabilities from consolidated VIEs	1,759	14,826
Long-term debt	187,325	192,094
of which reported at fair value	71,970	80,002
of which structured notes	59,544	54,848
Structured notes by product
end of	2016	2015
Structured notes (CHF million)
Equity	35,980	35,594
Fixed income	16,395	11,534
Credit	5,713	5,261
Other	1,456	2,459
Total structured notes	59,544	54,848
Long-term debt by maturities
end of			2017			2018			2019			2020			2021			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			12,106			10,920			15,250			8,839			7,324			31,059	85,498
Variable rate			19,168			13,343			7,234			5,648			7,055			25,575	78,023
Interest rates (range in %) [1]	0.0	–	14.6	0.0	–	14.2	0.0	–	13.6	0.1	–	14.3	0.1	–	4.0	0.1	–	8.2	–
Subordinated debt
Fixed rate			163			10,532			0			1,933			19			9,145	21,792
Variable rate			51			0			202			0			0			0	253
Interest rates (range in %) [1]	1.6	–	7.0	4.9	–	13.3			0.8	3.4	–	7.0			0.0	1.6	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			421			255			357			1			30			0	1,064
Variable rate			5			25			0			0			0			665	695
Interest rates (range in %) [1]	3.0	–	4.0	2.8	–	3.3			3.0			0.0	3.3	–	9.3	0.9	–	10.5	–
Total long-term debt			31,914			35,075			23,043			16,421			14,428			66,444	187,325
of which structured notes			11,116			9,713			5,278			4,964			4,601			23,872	59,544
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
> Refer to “Note 25 – Long-term debt” in V – Consolidated financial statements – Credit Suisse Group for further information.